Financial Risk Management	3 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Financial risk management
(4)	Financial risk management

The Group is exposed to various financial risks such as market risk (exchange risk, interest rate risk), credit risk and liquidity risk due to various activities. The Group’s overall risk management policy focuses on volatility in the financial markets and focuses on minimizing any negative impact on financial performance. Risk management is conducted under the supervision of the finance department according to the policy approved by the Board of Directors. The finance department identifies, evaluates and manages financial risks in close cooperation with the sales departments. The Board of Directors provides written policies on overall risk management principles and specific areas such as foreign exchange risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and investments in excess of liquidity.

Market risk management

Market risk is the risk of possible losses which arise from the changes of market factors, such as interest rate, stock price, foreign exchange rate, commodity value and other market factors related to the fair value or future cash flows of the financial instruments, such as securities, derivatives and others.

a	Currency risk

The following table sets forth the result of foreign currency translation into Korean won for financial assets and liabilities denominated in foreign currency of the Group as of March 31, 2025 and December 31, 2024:

	March 31, 2025
	USD	EUR	CHF
Assets in foreign currency	$1,272,464	$305,601	$591,247
Liabilities in foreign currency	11,334,006	(172,887)	(208,705)

	December 31, 2024
	USD	EUR	CHF
Assets in foreign currency	$37,902	$278,766	$582,222
Liabilities in foreign currency	1,929,368	139,672	160,875

The following table sets forth the impact of strengthening (or weakening) of the Korean won by a hypothetical 10% against each foreign currency on the Group’s after-tax profit (or loss), assuming all other variables remain constant.

	March 31, 2025		December 31, 2024
	Rise	Fall	Rise	Fall
USD	$(1,006,154)	$1,006,154	$(189,147)	$189,147
EUR	47,849	(47,849)	13,909	(13,909)
CHF	79,995	(79,995)	42,135	(42,135)

b	Interest rate risk

Interest rate risk refers to the risk that interest income and interest expenses arising from deposits or borrowings will fluctuate due to changes in market interest rates in the future, which mainly arises from deposits and borrowings with floating interest rates. The goal of interest rate risk management is to maximize corporate value by minimizing uncertainty caused by interest rate fluctuations.

As of the end of the reporting period, there are no financial instruments subject to a variable interest rate.

c	Price risk

Price risk is the risk that the fair value of a financial instrument or future cash flows will change due to changes in market prices other than interest rate or foreign exchange rate. As of the end of the reporting period, the Group is not exposed to commodity price risk. Investments in financial instruments are made on a non-recurring basis according to management’s judgment.

Credit risk management

Credit risk is the risk of possible losses in an asset portfolio in the events of counterparty’s default, breach of contract and deterioration in the credit quality of the counterparty. For the risk management reporting purposes, the Group manages the credit risk systematically and pursues value maximization and continuous growth of the Group by efficient resource allocation and monitoring non-performing loans. In order to reduce the risks that may occur in transactions with financial institutions, such as cash and cash equivalents and various deposits, the Group conducts transactions only with financial institutions with high creditworthiness. As of March 31, 2025, the Group believes that there are low signs of material default, and the maximum exposure to credit risk as of March 31, 2025 is equal to the book value of financial instruments (excluding cash).

Liquidity risk management

The Group constantly monitors its liquidity positions to ensure that no borrowing limits or commitments are breached to meet operating capital needs. In estimating liquidity, we also take into account external laws or legal requirements, such as the group’s financing plan, compliance with agreements, internal target financial ratios and currency restrictions.

The Group’s liquidity risk analysis details as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025
			Remaining maturity
	Book Value	Cashflow by contract	Within a year	1 year to 3 years	More than 3 years
Financial liabilities	$4,710,699	$4,846,694	$4,558,520	$288,173	$
Other Payables	8,023,117	8,023,117	8,023,117	-		-
Lease liabilities	68,359	81,827	46,028	35,800		-
Total	$12,802,176	$12,951,639	$12,627,666	$323,973		$-

	December 31, 2024
			Remaining maturity
	Book Value	Cashflow by contract	Within a year	1 year to 3 years	More than 3 years
Borrowings	$2,297,411	$2,423,008	$1,840,406	$35,048	$547,555
Other Payables	1,538,643	1,538,643	1,538,643	-	-
Lease liabilities	80,848	93,537	48,980	44,558	-
Total	$3,916,903	$4,055,188	$3,428,028	$79,605	$547,555

Capital risk management

Capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Group. The primary objective of the Group’s capital management is to maximize the shareholder value.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group uses the debt ratio as a capital management indicator. This ratio is calculated by dividing total liabilities by total equity, and total liabilities and total equity are calculated based on the amounts in the Group’s consolidated financial statements.

The group’s debt ratio as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025	December 31, 2024
Net borrowings (A)
Borrowings	$4,710,699	$2,297,411
Lease liabilities	68,359	78,113
Less: cash and cash equivalents	(1,595,697)	(341,543)
	3,183,361	2,033,981
Total equity (B)	132,282,477	143,208,215
Debt ratio (A / B)	2.4%	1.4%